Preferred Stock and Common Stock	12 Months Ended
Dec. 31, 2025
Equity [Abstract]
Preferred Stock and Common Stock

Note 11 – Preferred Stock and Common Stock

Stock reverse split

On September 19, 2025, the Company effected a 1-for-3 reverse stock split (the “Reverse Stock Split”), pursuant to which every three shares of the Company’s issued and outstanding common stock were combined into one share of common stock. The par value per share of the common stock remained unchanged at $0.0001. The total number of issued and outstanding shares of common stock was reduced proportionately, and the number of issued preferred shares, warrants, and stock options were adjusted on the same basis. The Reverse Stock Split did not affect the Company’s total stockholders’ deficit and the number of authorized shares remained unchanged. All share amounts have been retroactively adjusted, as if the Reverse Stock Split had occurred at the beginning of all periods presented.

Composition of stock capital

The stock capital of the Company as of December 31, 2025 and 2024 is comprised of stock of $ 0.0001 par value each, as follows:

	December 31, 2025		December 31, 2024
	Authorized	Issued and outstanding	Authorized	Issued and outstanding
Common stock
Common stock voting	200,000,000	10,315,901	112,000,000	2,963,695
Common stock non-voting	50,000,000	3,580,499	—	—
Total common stock	250,000,000	13,896,400	112,000,000	2,963,695
Preferred stock
Series B-1 preferred stock	25,356,256	8,204,944	25,356,256	8,204,944
Series B-2 preferred stock	27,463,149	2,128,737	27,463,149	9,154,388
Series B-3 preferred stock	21,453,390	7,151,139	21,453,390	7,151,139
Series CF-1 preferred stock	14,128,084	—	14,128,084	2,049,795
Series CF-2 preferred stock	2,900,000	—	—	—
Series F preferred stock	10,000	10,000	—	—
Non-designated preferred stock	57,127,229	—	—	—
Total preferred stock	148,438,108	17,494,820	88,400,879	26,560,266

OUR BOND INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

Common Stock

Common Stock confer upon their holders the right, among others, to participate and vote in the Company’s stockholders meeting, participation in the Company’s distributable earnings and participation in the distribution of the Company’s assets upon its liquidation. The stockholders’ liability is limited to the redemption of the par value of their stock.

Preferred Stock

Preferred stock has been designated into several classes, consisting of Series B-1 Preferred Stock, Series B-2 Preferred Stock, Series B-3 Preferred Stock, Series CF-1 Preferred Stock, Series CF-2 Preferred Stock, Series C Preferred Stock, Series D Preferred Stock, Series E Preferred Stock and Series F Preferred Stock.

The Series C Preferred Stock and the Series D Preferred Stock are not mandatorily redeemable; however, they are contingently redeemable upon the occurrence of certain events that are not solely within the control of the Company. Accordingly, they are classified as temporary equity (mezzanine equity) in the Company’s consolidated balance sheets.

Series B-1, B-2, and B-3 Preferred Stock

Voting rights:

The holders of Series B Preferred Stock are entitled to one vote for each share of Common stock on an as-converted basis and shall vote together, along with holders of other Preferred Stock entitled to vote thereon with the holders of Common Stock as a single class. The holders of the Series B Preferred stock shall be entitled to vote on all matters on which holders of Common stock are entitled to vote.

Conversion:

Each share of Series B Preferred Stock shall be convertible, at the option of the holder, at any time after the date on which such stock was issued by the Company, into such number of fully paid and non-assessable Common Stock as is determined by dividing the applicable original issuance price by the applicable conversion price in effect at the time of conversion. Each share of Series B Preferred Stock shall automatically be converted into Common Stock immediately upon the earlier of (i) the closing of a Qualified IPO (as such term is defined in the applicable certificate of designation), as such or (ii) written consent or agreement of the majority of the outstanding shares of Preferred Stock voting together on an as-converted to Common Stock basis that are entitled to vote on such matter. In the event that the Company issues any new securities, for a consideration per share lower than the applicable conversion price of the applicable Series B Preferred Stock, the applicable conversion price for the applicable Series B Preferred Stock shall be readjusted to reflect the lower consideration paid for the applicable Series B Preferred Stock as set forth in the applicable certificate of designation.

OUR BOND INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

Liquidation preference:

The Company’s Series B Preferred Stock is entitled to a non-participating liquidation preference. In the event of any liquidation, dissolution or winding up of the Company, assets or proceeds shall be distributed as follows: (i) the holders of Series B-1 Preferred Stock and Series B-2 Preferred Stock (along with holders of Series CF Preferred Stock on a pari passu basis) shall be paid before any payment is paid to the remaining stockholders (other than holders of Series C Preferred Stock), of an amount per share equal to two (2) times their original issue price and any unpaid dividend and subsequently (ii) the holders of Series B-3 Preferred Stock shall be paid before any payment is paid to holders of Common Stock and Series F Preferred Stock, of an amount per share equal to two (2) times their original issue price and any unpaid dividend.

Series CF-1 and CF-2 Preferred Stock

Voting rights:

The holders of Series CF Preferred Stock are not entitled to any voting rights.

Conversion:

Each share of Series CF Preferred Stock shall be convertible, at the option of the holder, at any time after the date on which such stock was issued by the Company, into such number of fully paid and non-assessable shares of Non-Voting Common Stock as is determined by terms of the applicable certificates of designation. Each share of Series CF Preferred Stock shall automatically be converted into Non-Voting Common Stock immediately upon the earlier of (i) the closing of a Qualified IPO (as such term is defined in our applicable certificate of designation), or (ii) written consent or agreement of the majority of the outstanding shares of Preferred Stock voting together on an as-converted to Common Stock basis that are entitled to vote on such matter. All Non-Voting Common Stock, issued or issuable upon the conversion of Series CF-1 Preferred Stock and Series CF-2 Preferred Stock, will automatically convert to Common Stock concurrently with the listing of the Company on the Nasdaq Stock Exchange.

Liquidation preference:

The Company’s Series CF Preferred Stock are entitled to a non-participating liquidation preference. In the event of any liquidation, dissolution or winding up of the Company, assets or proceeds shall be distributed as follows: (i) the holders of Series CF Preferred Stock (along with holders of Series B-1 Preferred Stock and Series B-2 Preferred Stock on a pari passu basis) shall be paid before any payment is paid to the remaining stockholders (other than holders of Series C Preferred Stock), of an amount per share equal to two (2) times their original issue price and any unpaid dividend.

Series C Preferred Stock

Voting rights:

The holders of Series C Preferred Stock shall have no voting rights, except as required by law and as expressly provided in the certificate of designation.

Conversion:

Shares of Series C Preferred Stock have a stated value of $10.00 per shares and are convertible to the common stock at a price of $2.0265 per share of common stock. Conversions of Series C Preferred Stock are limited such that no conversion will be allowed to the extent that, immediately following the conversion, the holder, its affiliates or any other person acting as a group, would beneficially own in excess of 9.99% of the Company’s issued and outstanding common stock

OUR BOND INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

Liquidation preference:

The holders of Series C Preferred Stock are entitled to a non-participating liquidation preference. In the event of any liquidation, dissolution or winding up of the Company, assets or proceeds shall be distributed to the holders of Series C Preferred Stock first who shall be paid before any payment is paid to the remaining stockholders, of an amount per share equal to the greater of (i) 200% of stated value (as defined therein) or (ii) the amount the holder would receive if such holder converted such Series C Preferred Stock into Common Stock immediately prior to the date of such payment.

Dividends:

Holders of Series C Preferred Stock are entitled to dividends payable on the stated value thereof, commencing from on the issuance date, at an annual rate of 8%, payable monthly in arrears on the stated value.

Series D Preferred Stock

Voting rights:

The holders of Series D Preferred Stock shall have no voting rights, except as required by law and as expressly provided in the certificate of designation.

Conversion:

Shares of Series D Preferred Stock have a stated value of $10.00 per shares and are convertible to the common stock at a price of $12.35 per share of common stock. Conversions of Series C Preferred Stock are limited such that no conversion will be allowed to the extent that, immediately following the conversion, the holder, its affiliates or any other person acting as a group, would beneficially own in excess of 9.99% of the Company’s issued and outstanding common stock

Liquidation preference:

The holders of Series D Preferred Stock are entitled to a non-participating liquidation preference. In the event of any liquidation, dissolution or winding up of the Company, assets or proceeds shall be distributed to the holders of Series D Preferred Stock first who shall be paid before any payment is paid to the remaining stockholders, of an amount per share equal to the greater of (i) 200% of stated value (as defined therein) or (ii) the amount the holder would receive if such holder converted such Series D Preferred Stock into Common Stock immediately prior to the date of such payment.

OUR BOND INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

Dividends:

Holders of Series D Preferred Stock are entitled to dividends payable on the stated value thereof, commencing from on the issuance date, at an annual rate of 8%, payable monthly in arrears on the stated value.

Series E Preferred Stock

Voting rights:

The holders of Series E Preferred Stock shall have no voting rights, except as required by law and as expressly provided in the certificate of designation.

Conversion:

Shares of Series E Preferred Stock have a stated value of $10.00 per share and are convertible into shares of common stock at a price per share of common stock of: (i) $4.62 per share, prior to the Ascent Minimum Recovery Date (as defined under the Series E certificate of designation), and (ii) $3.75 per share at all times after to the Ascent Minimum Recovery Date. The certificate of designation provides a limitation on conversion in the event the holder, its affiliates or any other person acting as a group, would beneficially own in excess of 9.99% of the Common Stock upon such conversion.

Liquidation preference:

The holders of Series E Preferred Stock are entitled to a non-participating liquidation preference. In the event of any liquidation, dissolution or winding up of the Company, assets or proceeds shall be distributed to the first to holders of Series E Preferred Stock on an equal basis with the holders of Series C Preferred Stock and Series D Preferred Stock.

Dividends:

Holders of Series E Preferred Stock are entitled to dividends payable on the stated value thereof, commencing from on the issuance date, at an annual rate of the greater of: (i) the prime rate, plus 6.5%, or (ii) 12%, payable monthly in arrears on the stated value. At the option of the company, dividends may be paid in cash or in shares of common stock valued at the conversion price.

OUR BOND INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

Redemption requirements:

The Company will be required to redeem outstanding shares of Series E Preferred Stock in cash upon the occurrence of certain redemption triggering events defined in the certificate of designation as follows:

(a) Upon the Company’s receipt of a cumulative total of not less than $10 million in net proceeds from the issuance of new equity securities, the Company shall redeem outstanding shares of Series E Preferred Stock having $1 million in total stated value;

(b) Upon the Company’s receipt of a cumulative total of not less than $20 million in net proceeds from the issuance of new equity securities, the Company shall redeem additional outstanding shares of Series E Preferred Stock having $2 million in total stated value;

(c) Upon the Company’s receipt of a cumulative total of not less than $30 million in net proceeds from the issuance of new equity securities, the Company shall redeem additional outstanding shares of Series E Preferred Stock having $2 million in total stated value; and

(d) Upon the Company’s receipt of a cumulative total of not less than $40 million in net proceeds from the issuance of new equity securities, the Company shall redeem all remaining issued and outstanding shares of Series E Preferred Stock at the total stated value thereof.

Additionally, the Company, at its sole discretion, can redeem, in whole or in one or more parts, outstanding shares of Series E Preferred Stock in cash by payment to the holder of the stated value thereof, plus all accrued but unpaid dividends thereon.

Series F Preferred Stock

Voting rights:

The holders of Series F Preferred Stock are entitled to cast 40,000 votes for each one (1) share of Series F Preferred Stock and shall vote together, along with holders of other Preferred Stock entitled to vote thereon, with the holders of Common Stock as a single class. The holders of the Series F Preferred stock shall be entitled to vote on all matters on which holders of Common stock are entitled to vote.

Conversion:

Each share of Series F Preferred Stock shall be convertible, at the option of the holder, at any time after the date on which such stock was issued by the Company, into one (1) share of fully paid and non-assessable Common Stock.

Liquidation preference:

The Company’s Series F Preferred Stock are entitled to participate in any distribution out of the assets of the Company on an equal basis per share with the holders of the Common Stock. For the purposes of such distribution, holders of Series F Preferred Stock shall be treated as if all shares of Series F Preferred Stock had been converted to Common Stock immediately prior to the distribution.

OUR BOND INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

Dividends

During the year ended December 31, 2025, the Company accrued dividends of $149 related to its Series C and Series D Preferred Stock. Of this amount, $88 thousand was paid in cash and $61 thousand remained accrued and unpaid as of December 31, 2025.

Issuance of Preferred Stock and Warrants

On November 2023, the Company entered into a Series B Preferred Stock Purchase Agreement (the “Series B SPA”) with new and existing investors. According to the Series B SPA, the Company issued 6,154,723 Series B-1 Preferred Stock for total consideration of $3,006 with par value of $0.0001 each, at a price per stock of $ 0.48751;

In 2024 the Company had five additional closings for a total consideration of $3,000 and issued 6,152,684 Series B-1 Preferred Stock with par value of $0.0001 each, at a price per stock of $ 0.48751.

On June 2024, the Company entered into a listing agreement, under regulation Crowdfunding (also known as Reg CF), whereby the Company agrees to sell securities to eligible investors through the funding portal through special purpose vehicle. On April 2025 the Company closed the financing round, raising a total of $2,031 and issued 2,869,954 Series CF Preferred Stock with par value of $0.0001 each, at a price per stock of $0.707810. Of the total, $797 of the proceeds were received and 995,157 shares we issued in 2025. The total fundraising fees recorded were $140.

On September 2024, in parallel to Reg CF and under the same terms, the Company started to offer and sell securities under rule 506(c) of regulation D to accredited investors. On June 2025 the Company closed the financing round, raising a total of $5,120 and issued 7,234,063 Series CF Preferred Stock with par value of $0.0001 each, at a price per stock of $0.707810. Of the total, $2,096 of the proceeds were received and 2,960,856 shares we issued in 2025.

On June 2025, the Company designated a new class of Series F Preferred Stock consisting of 10,000 authorized shares (the “Series F Preferred Stock”). The Series F Preferred Stock were issued through the conversion of an equivalent number of shares of the Company’s founder and CEO Common Stock on a pre–reverse stock split basis (was not affected by the subsequent reverse stock split) and is entirely held by him. Each share of Series F Preferred Stock entitles the holder to cast 40,000 votes on all matters submitted to the Company’s shareholders or acted upon by written consent. In addition, each three shares is convertible, at the option of the holder, into one share of the Company’s Common Stock. The conversion of the founder and CEO’s Common Stock into Series F Preferred Stock was accounted for as an equity reclassification, as it did not result in a change in control or economic ownership. Accordingly, no gain or loss was recognized.

On June 2025, the Company entered into a Series C Preferred Stock Purchase Agreement (the “Series C SPA”) with a new investor. According to the Series C SPA, Company issued an aggregate of 329,671 shares of Series C Preferred Stock, par value $0.0001 per share, together with warrants to purchase 4,000,000 shares of common stock, for an aggregate consideration of $3,000. Series C Preferred Stock features a stated value of $10.00 per share and is convertible to common stock at a price of $0.6755 per share. The warrants are exercisable at a price of $1.0825 per share, with expiration dates as follows: 1,000,000 warrants have an expiration date of eight (8) months, 1,000,000 warrants have an expiration date of sixteen (16) months, and 2,000,000 warrants have an expiration date of two (2) years from the issuance date.

OUR BOND INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

On July 2025, the Company entered into a listing agreement, under regulation Crowdfunding (also known as Reg CF), whereby the Company agrees to sell securities to eligible investors through the funding portal through special purpose vehicle. On September 2025 the Company closed the financing round, raising a total of $819 and issued 212,033 Series CF-2 Preferred Stock with par value of $0.0001 each, at a price per stock of $2.1234; The total fundraising fees recorded were $56.

On August 6, 2025, the Company entered into a Securities Purchase and Conversion Agreement. Pursuant to the Agreement, the Company converted 50% of its outstanding loan obligations, totaling approximately $6.8 million, into 682,770 shares of its Series E Convertible Preferred Stock (“Series E Preferred”), stated value $10.00 per share. The Series E Preferred is convertible into shares of the Company’s common stock and accrues dividends on the stated value thereof at the same rate as the original loan. Dividends are payable, at the Company’s election, in cash or shares of common stock. The initial conversion price for the Series E Preferred is $4.62 per share. During the year ended December 31, 2025, the Company issued an aggregate of 99,348 shares of its common stock as stock dividends. See also note 9.

On October 15, 2025, all outstanding shares of Series CF-1 preferred and Series CF-2 Preferred Stock were converted into non-voting common stock.

On October 27, 2025, the Company entered into a Securities Purchase Agreement (the “SPA”) for the issuance and sale of a total of 549,451 shares of Series D Preferred Stock and warrants to the purchase a total of 25,000,000 shares of common stock. At the initial closing under the SPA on October 27, 2025, the Company issued 109,891 shares of Series D Preferred Stock for consideration of $1,000, together with warrants to purchase a total of 25,000,000 shares of common stock exercisable at a price of $12.35 per share (the “Warrants”), with expiration dates as follows: 16,000,000 warrants have an expiration date of nine (9) months, 3,000,000 warrants have an expiration date of sixteen (16) months, and 6,000,000 warrants have an expiration date of two (2) years from the issuance date. The Warrants may not be exercised on a cashless basis unless, upon the listing of the Company’s common stock on any recognized stock exchange pursuant to an effective registration statement, there is no effective registration statement covering, or no current prospectus available for, the free resale of the warrant exercise shares by the holder. In December 2025, the Company completed three additional closings under the SPA for an aggregate consideration of $1,050, pursuant to which the Company issued an additional 115,385 shares of Series D Preferred Stock. See also note 15.

On November 3, 2025, an aggregate of 7,025,651 shares of Series B-2 Preferred Stock were converted into common stock.